Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2015
Registrant Name	PURISIMA FUNDS
Central Index Key	0001019946
Amendment Flag	false
Document Creation Date	Dec. 28, 2015
Document Effective Date	Dec. 28, 2015
Prospectus Date	Dec. 31, 2015
The Purisima All-Purpose Fund | The Purisima All-Purpose Fund
Prospectus:
Trading Symbol	PURLX
The Purisima Total Return Fund | The Purisima Total Return Fund
Prospectus:
Trading Symbol	PURIX